Property and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 349,264	$ 280,872
Property plant and equipment	1,072,132	1,316,603
Capital Lease Agreements [Member]
Property plant and equipment	$ 106,651	$ 202,716